Organization and Description of Business Operations - Proposed Business Combination (Details) - Liminatus Pharma, LLC - Liminatus Pharma, LLC - USD ($) $ in Millions		1 Months Ended
	Oct. 23, 2024	Nov. 30, 2022
Forecast
Business Combination [Line Items]
Number of shares issued as business consideration, in exchange of acquiree's member units (in shares)		25,000,000
Aggregate equity value of acquirer	$ 175	$ 250
Scenario where Iris Business Combination completed in accordance with the current terms of the agreement
Business Combination [Line Items]
Minimum gross proceeds from equity subscriptions	$ 15